CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock Shares USD ($)	Common Stock Amount	Additional Paid - in Capital USD ($)	Accumulated Deficit USD ($)	Total Stockholders' Equity (Deficit) USD ($)
Balance at Dec. 31, 2011	3,440,000	3,440	204,585	(4,314,535)	(4,106,510)
Share-based compensation.	$ 0		$ 944,681		$ 944,681
Common stock issued to purchase Ring Energy, Inc.,	6,579,808	6,580	13,525,180		13,531,760
Common stock issued for cash.	3,148,425	3,148	13,005,914		13,009,062
Common stock issued in property acquisitions.	997,778	998	4,489,003		4,490,001
Net loss.	0			(1,669,283)	(1,669,283)
Balance at Dec. 31, 2012	14,166,011	14,166	32,169,363	(5,983,818)	26,199,711
Share-based compensation,	0		3,489,022		3,489,022
Common stock issued for cash,	9,378,580	9,378	73,192,312		73,201,690
Common stock issued for services,	10,000	10	99,990		100,000
Options exercised (cashless exercise),	6,722	7	(7)
Options exercised,	15,000	15	67,485		67,500
Net loss,	$ 0			$ (452,209)	$ (452,209)
Balance at Dec. 31, 2013	23,576,313	23,576	109,018,165	(6,436,027)	102,605,714